Financial Liabilities - 2027 Term Loan - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	May 08, 2024	Apr. 01, 2024	Feb. 05, 2024	Dec. 31, 2024	Dec. 31, 2024	Jan. 05, 2022
Debt Instrument [Line Items]
Interest rate				12.60%
Debt partial prepayment to be Made			$ 175,000
Minimum net sales convenant level agreed to be maintained over past year			$ 125,000
Loss on debt extinguishment					$ 12,630
2027 Term Loans
Debt Instrument [Line Items]
Principal amount		$ 250,000		$ 250,000	$ 250,000
Interest rate					0.26161%
Spread on variable rate					1.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Partial prepayment of principal		175,000
Outstanding amount paid off		$ 181,900			$ 260,387
2027 Term Loans | BioPharma Credit Investments V GP LLC
Debt Instrument [Line Items]
Principal amount						$ 300,000
Funded amount						$ 250,000
Stated interest rate						8.25%
Prepayment premium percentage	3.00%
Loss on debt extinguishment					$ 12,600
Outstanding amount payoff	$ 79,600